6. STOCKHOLDERS EQUITY (Details Narrative 1) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Stockholders Equity Details Narrative 1
Stock-based compensation expense for employee options	$ 177,421	$ 535,812
Research and development expense	154,399	37,754
Amortization expense	$ 0	$ 235,600